As filed with the Securities and Exchange Commission on December 5, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21649

INSTITUTIONAL LIQUIDITY TRUST

(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer

Institutional Liquidity Trust

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2009

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

Lehman Brothers
Institutional Liquidity Funds

Institutional Class

Cash Management Class

Capital Class

Select Class

Administrative Class

Service Class

Premier Class

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Reserves Portfolio

Neuberger Berman Treasury Fund

Tax-Exempt Portfolio

Municipal Portfolio

Semi-Annual Report

September 30, 2008

Contents

THE PORTFOLIOS

Chairman's Letter	1

PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

Money Market Portfolio	3

Prime Portfolio	3

Government Portfolio	6

Government Reserves Portfolio	6

Neuberger Berman Treasury Fund	6

Tax-Exempt Portfolio	8

Municipal Portfolio	11

Portfolio Expense Information	18

FINANCIAL STATEMENTS	22

FINANCIAL HIGHLIGHTS/PER SHARE DATA

Money Market Portfolio	43

Prime Portfolio	47

Government Portfolio	51

Government Reserves Portfolio	55

Neuberger Berman Treasury Fund	59

Tax-Exempt Portfolio	63

Municipal Portfolio	70

THE MASTER SERIES'

SCHEDULE OF INVESTMENTS

Money Market Master Series	79

Prime Master Series	81

Government Master Series	82

Government Reserves Master Series	83

Treasury Master Series	84

Tax-Exempt Master Series	85

Municipal Master Series	89

FINANCIAL STATEMENTS	96

FINANCIAL HIGHLIGHTS

Money Market Master Series	108

Prime Master Series	109

Government Master Series	110

Government Reserves Master Series	111

Treasury Master Series	112

Tax-Exempt Master Series	113

Municipal Master Series	114

Directory	116

Proxy Voting Policies and Procedures	117

Quarterly Portfolio Schedule	117

Board Consideration of the Management and Sub-Advisory Agreements	117

©2008 Lehman Brothers Asset Management LLC All rights reserved.

Chairman's Letter

Dear Shareholder,

I am pleased to present to you this semi-annual report for the Lehman Brothers Institutional Liquidity Funds for the six-month period ended September 30, 2008. The report includes portfolio manager commentaries, a listing of Fund investments and their unaudited financial statements for the reporting period.

The six-month period was difficult for the capital markets, characterized by an intensifying credit crisis, concerns about economic growth and dramatic changes in the financial landscape involving high profile failures, mergers and federal bailouts of once dominant financial institutions. Seeking to stem the tide, the U.S. government engaged in a number of interventions, most prominently in approving (shortly after the period's close) an historic rescue package involving the purchase of subprime mortgage debt now burdening financial company balance sheets. The Federal Reserve, for its part, continued to look for ways to introduce liquidity into the economy, both through lending facilities and (again, post-period) rate cuts coordinated with other central banks.

Throughout the market turmoil, our Funds admirably served their function of providing yield while preserving investor capital. To offer additional assurance to investors, we also have elected to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds, under which the Treasury will guarantee investors $1.00 per share for each share held on September 19, 2008 of any eligible money market fund that participates. The insurance program currently runs until December 18, 2008, after which the Treasury may elect to extend it for an additional period, but not beyond September 18, 2009.

Please be assured that we will continue to rigorously apply our investment discipline as we work through this difficult period for the markets. Thank you for your trust in us. We look forward to continuing to serve you in the years ahead.

Sincerely,

PETER SUNDMAN
CHAIRMAN OF THE BOARD
LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

Institutional Liquidity Funds Commentaries

We are pleased to report that both the Money Market Portfolio Institutional Class and the Prime Portfolio Institutional Class outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average for the six-month period ended September 30, 2008.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in home prices on record. The Fed reacted by lowering the Fed Funds rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mae and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapse, prompting the federal government to take over the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period ended and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to participating funds on behalf of investors.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Fed Funds rate unchanged at 2.00% for the last five months of the reporting period. (As of this writing, the Fed had lowered rates an additional two times, reaching a low rate of just 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices for oil and various food items could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Money Market Portfolio

For the six-month period ended September 30, 2008, the Money Market Portfolio Institutional Class returned 1.30% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.21%. The Portfolio ended the period with a 1.83% seven-day current yield and a 1.85% seven-day effective yield; these more closely reflect current earnings than six-month figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The weighted average maturity of the Portfolio decreased during the period from 38.8 days on March 31, 2008 to 28.7 days on September 30, 2008. As the credit markets seized up during market disruptions, including large bankruptcies, numerous downgrades by the rating agencies and unprecedented actions by the U.S. government to help stimulate liquidity in the credit markets, we purchased highly-rated commercial paper and certificates of deposit issued by highly-rated banks. Securities that we purchased ranged in maturity from overnight to three months. Our conservative guidelines and stringent credit policies enabled us to limit exposure to products and issuers that experienced problems during the six-month period. The Portfolio remains extremely liquid with over 40% being in a combination of cash and overnight securities and 100% of the portfolio maturing in less than three months. The credit quality of the Portfolio remains in high quality issuers, with almost 60% of investments in A-1+ rated securities.

Prime Portfolio

For the six-month period ended September 30, 2008, the Prime Portfolio Institutional Class returned 1.28% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.21%. The Portfolio closed the period with a 2.26% seven-day current yield and a 2.29% seven-day effective yield; these more closely reflect current earnings than the six-month figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The weighted average maturity of the Portfolio decreased during the period from 41.2 days on March 31, 2008 to 24.3 days on September 30, 2008. As the credit markets seized up during market disruption including large bankruptcies, along with numerous downgrades, and unprecedented actions by the U.S. government to help stimulate liquidity in the credit markets we purchased highly rated commercial paper and certificates of deposit issued by highly rated banks. The securities purchased ranged in maturity from overnight to three months. Our conservative guidelines and stringent credit policies enabled us to limit exposure to products and issuers that experienced problems during the six month period. The Portfolio remains extremely liquid with over 34% being in a combination of cash and overnight securities and 100% of the portfolio maturing in less than three months. The credit quality of the Portfolio remains in high quality issuers, with over 70% of investments in A-1+ rated securities.

Sincerely,

JOHN C. DONOHUE AND TIMOTHY J. ROBEY
PORTFOLIO CO-MANAGERS

Institutional Liquidity Funds

TICKER SYMBOLS

MONEY MARKET PORTFOLIO

Institutional Class:	LBBXX
Cash Management Class:	LBDXX
Capital Class:	LBFXX
Select Class:	LBGXX
Administrative Class:	LBHXX
Service Class:	LBJXX
Premier Class:	LBKXX

TICKER SYMBOLS

PRIME PORTFOLIO

Institutional Class:	LBLXX
Cash Management Class:	LBQXX
Capital Class:	LBSXX
Select Class:	LBVXX
Administrative Class:	LBWXX
Service Class:	LBYXX
Premier Class:	LBZXX

MONEY MARKET MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	10.2%
8 – 30 Days	45.0
31 – 90 Days	44.8
91 – 180 Days	0.0
181 + Days	0.0

PRIME MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	32.0%
8 – 30 Days	30.2
31 – 90 Days	37.8
91 – 180 Days	0.0
181 + Days	0.0

PERFORMANCE HIGHLIGHTS

The seven-day current and seven-day effective yields as of September 30, 2008 were as follows:8

Lehman Brothers Institutional Liquidity Funds

	Institutional Class[4]		Cash Management Class[3]		Capital Class[2]		Select Class[6]		Administrative Class[1]		Service Class[7]		Premier Class[5]
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Money Market Portfolio	1.83%	1.85%	1.70%	1.71%	1.65%	1.66%	1.60%	1.61%	1.50%	1.51%	1.35%	1.36%	1.26%	1.27%
Prime Portfolio	2.26%	2.29%	2.16%	2.18%	2.11%	2.13%	2.06%	2.08%	1.96%	1.98%	1.81%	1.83%	1.71%	1.72%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.lehman.com/lbilf. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Money Market Portfolio were 0.29%, 0.33%, 0.36%, 0.41%, 0.51%, 0.66% and 0.76% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Prime Portfolio were 0.21%, 0.26%, 0.31%, 0.36%, 0.47%, 0.62% and 0.71% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

Institutional Liquidity Funds Commentaries

We are pleased to report that the Government Portfolio Institutional Class and the Government Reserves Portfolio Institutional Class outperformed the iMoneyNet Money Fund Report Government & Agencies Institutional Average while the Neuberger Berman Treasury Fund Institutional Class outperformed the iMoneyNet Money Fund Report Treasury & Repo Institutional Average for the six-month period ended September 30, 2008.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in home prices on record. The Fed reacted by lowering the Fed Funds rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mae and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapse, prompting the federal government to bailout the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks, such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to participating funds on behalf of investors.

In the tax-exempt sector, the bank failures presented unique challenges. Banks provide various forms of a credit enhancement to 95% of the tax-exempt variable rate demand obligation market. As banks folded, managers of tax-free portfolios were forced to liquidate substantial holdings and find new banks or guarantors to replace these once top-pedigree banks.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Federal Funds rate unchanged at 2.00% for the last five months of the reporting period. (As of this writing, the Fed had just lowered rates another two times, reaching a low rate of 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices for oil and various food items, could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Government Portfolio

For the six-month period ended September 30, 2008, the Government Portfolio Institutional Class returned 1.11% compared to the iMoneyNet Money Fund Report Government & Agencies Institutional Average's 1.01%. The Portfolio closed the period with a 1.30% seven-day current yield and a 1.31% seven-day effective yield; these more closely reflect current earnings than six-month figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The Portfolio has placed an emphasis on liquidity given the dire state of the credit markets, which led to the effective bailout of Fannie Mae and Freddie Mac. The Portfolio is heavily weighted in overnight repurchase agreements backed by U.S. government securities equal in value to 102% of the amount due to the Portfolio. The weighted average maturity of the Portfolio was 24.6 days as of the end of the period.

Government Reserves Portfolio

For the six-month period ended September 30, 2008, the Government Reserves Portfolio Institutional Class returned 1.07% compared to the iMoneyNet Money Fund Report Government and Agencies Institutional Average's 1.01%. The Portfolio closed the period with a 1.10% seven-day current yield and a 1.11% seven-day effective yield; these more closely reflect current earnings than six-month figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The Portfolio has placed an emphasis on liquidity given the dire state of the credit markets, which led to the bail out of Fannie Mae and Freddie Mac. The weighted average maturity of the Portfolio was 27.1 days at the end of the period.

Neuberger Berman Treasury Fund

For the six-month period ended September 30, 2008, the Neuberger Berman Treasury Fund, formerly Treasury Portfolio, Institutional Class returned 0.90% compared to the iMoneyNet Money Fund Report Treasury & Repo Institutional Average's 0.78%. The Fund closed the period with a 0.13% seven-day current yield and a 0.13% seven-day effective yield; these more closely reflect current earnings than six-month figures. (Performance information for the other classes of the Fund is available in the chart following this commentary.)

The Fund was 100% invested in overnight repurchase agreements entirely backed by U.S. Treasury collateral. Over time, in our opinion, repurchase agreements offer incremental yield over Treasury issues such as bills although yields on both have been driven to historic lows on the back of a flight to quality bid. The Fund's weighted average maturity ended the period at one day.

Sincerely,

John C. Donohue and Eric D. Hiatt
Portfolio Co-Managers

Institutional Liquidity Funds

TICKER SYMBOLS

GOVERNMENT PORTFOLIO

Institutional Class:	LHBXX
Cash Management Class:	LHCXX
Capital Class:	LHDXX
Select Class:	LHFXX
Administrative Class:	LHGXX
Service Class:	LHHXX
Premier Class:	LHJXX

TICKER SYMBOLS

GOVERNMENT RESERVES PORTFOLIO

Institutional Class:	LGAXX
Cash Management Class:	LGBXX
Capital Class:	LGCXX
Select Class:	LGDXX
Administrative Class:	LGEXX
Service Class:	LGFXX
Premier Class:	LGGXX

TICKER SYMBOLS

NEUBERGER BERMAN TREASURY FUND

Institutional Class:	LHKXX
Cash Management Class:	LHLXX
Capital Class:	LHMXX
Select Class:	LHNXX
Administrative Class:	LHPXX
Service Class:	LHRXX
Premier Class:	LHSXX

GOVERNMENT MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	80.7%
8 – 30 Days	0.9
31 – 90 Days	7.8
91 – 180 Days	7.1
181 + Days	3.5

GOVERNMENT RESERVES MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	85.6%
8 – 30 Days	0.4
31 – 90 Days	0.1
91 – 180 Days	7.1
181 + Days	6.8

TREASURY MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	100.0%
8 – 30 Days	0.0
31 – 90 Days	0.0
91 – 180 Days	0.0
181 + Days	0.0

PERFORMANCE HIGHLIGHTS

The seven-day current and seven-day effective yields as of September 30, 2008 were as follows:8

Lehman Brothers Institutional Liquidity Funds

	Institutional Class[4]		Cash Management Class[3]		Capital Class[2]		Select Class[6]		Administrative Class[1]		Service Class[7]		Premier Class[5]
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Government Portfolio	1.30%	1.31%	1.19%	1.20%	1.14%	1.15%	1.09%	1.10%	1.00%	1.00%	0.84%	0.84%	0.74%	0.74%

Government Reserve Portfolio	1.10%	1.11%	1.00%	1.00%	0.95%	0.95%	0.90%	0.90%	0.80%	0.80%	0.65%	0.65%	0.55%	0.55%

Neuberger Berman Treasury Fund	0.13%	0.13%	0.07%	0.07%	0.04%	0.04%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, call 888.556.9030. The composition, industries and holdings of each fund are subject to change.

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.lehman.com/lbilf. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Government Portfolio were 0.22%, 0.28%, 0.33%, 0.37%, 0.46%, 0.63% and 0.73% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Government Reserves Portfolio were 0.26%, 0.33%, 0.38%, 0.43%, 0.53%, 0.68% and 0.78% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Neuberger Berman Treasury Fund were 0.22%, 0.30%, 0.35%, 0.40%, 0.50%, 0.65% and 0.69% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.69% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

Institutional Liquidity Funds Commentaries

We are pleased to report that the Tax-Exempt Portfolio Institutional Class outperformed the iMoneyNet Money Fund Report Tax-Free National Institutional Average for the six month period ended September 30, 2008.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in home prices on record. The Fed reacted by lowering the Fed Fund rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mae and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapse, prompting the federal government to bailout the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks, such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to participating funds on behalf of investors.

In the tax-exempt sector, the bank failures presented unique challenges. Banks provide various forms of a credit enhancement to 95% of the tax-exempt variable rate demand obligation market. As banks folded, managers of tax-free portfolios were forced to liquidate substantial holdings and find new banks or guarantors to replace these once top-pedigree banks.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Fed Funds rate unchanged at 2.00% for the last five months of the reporting period. (As of this writing, the Fed had just lowered rates another two times, reaching a low rate of just 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices, including oil and various food items, could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Performance and Yield Information8

For the six month period ended September 30, 2008, the Tax-Exempt Portfolio Institutional Class returned 1.38%, compared to the iMoneyNet Money Fund Report Tax-Free National Institutional Average's 0.95%. The Portfolio closed the reporting period with a 3.04% seven-day current yield and a 3.09% seven-day effective yield as well as a 4.68% seven-day tax-equivalent current yield and a 4.79% tax-equivalent effective yield; these more closely reflect current earnings than the six-month figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

Our in-house credit team, which consists of four senior credit analysts, has always implemented a "belt and suspenders" approach when analyzing municipal credits. This process involves stripping away all credit enhancements and analyzing the underling issuers to ensure the issuers are of the highest quality and have the ability to meet timely payment of principal and interest.

This credit process involves analyzing the underlying issuer's current financials, cash flows, balance sheet and income statements, debt service levels, and socioeconomics and demographics. Regardless of the type of credit enhancement attached to a specific security, the credit team must feel confident in the underlying issuer's ability to pay. Over the past year, as numerous insurance companies and banks experienced downgrades, we felt confident that the securities in the Portfolio met minimal credit risk. In addition, for those securities that were downgraded on their insurance exposure, the securities were put back to the respective remarketing agents in advance of any downgrades that would have made them ineligible securities.

Sincerely,

William J. Furrer and Kristian J. Lind
Portfolio Co-Managers

Institutional Liquidity Funds

TICKER SYMBOL

TAX EXEMPT PORTFOLIO

Institutional Class:	LHTXX
Cash Management Class:	LHUXX
Capital Class:	LHVXX
Select Class:	LHWXX
Administrative Class:	LHXXX
Service Class:	LHYXX
Premier Class:	LHZXX

TAX-EXEMPT MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	78.2%
8 – 30 Days	2.4
31 – 90 Days	4.1
91 – 180 Days	11.3
181 + Days	4.0

PERFORMANCE HIGHLIGHTS

The seven-day current, seven-day effective and seven-day tax-equivalent yields as of September 30, 2008 were as follows:8

Lehman Brothers Institutional Liquidity Funds

	Institutional Class[4]			Cash Management Class[3]			Capital Class[2]			Select Class[6]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Tax-Exempt Portfolio	3.04%	3.09%	4.79%	2.93%	2.97%	4.61%	2.88%	2.92%	4.53%	2.83%	2.87%	4.44%

	Administrative Class[1]			Service Class[7]			Premier Class[5]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Tax-Exempt Portfolio	2.73%	2.77%	4.29%	2.58%	2.61%	4.05%	2.50%	2.53%	3.92%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.lehman.com/lbilf. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Tax-Exempt Portfolio were 0.42%, 0.42%, 0.59%, 0.64%, 0.74%, 0.89% and 0.95% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

Institutional Liquidity Funds Commentaries

We are pleased to report that the Municipal Portfolio Institutional Class outperformed the iMoneyNet Money Fund Report Tax-Free National Institutional Average during the six-month period ended September 30, 2008. The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in homes prices on record. The Fed reacted by lowering the Fed Funds rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mac and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapsed, prompting the federal government to bailout the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to participating funds on behalf of investors.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Fed Funds rate unchanged at 2.00% for the last five months of the reporting period. (As of this writing, the Fed had just lowered rates another two times, bringing the rate to 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices, including for oil and various food items, could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Performance and Yield Information8

For the six-month period ended September 30, 2008, the Municipal Portfolio Institutional Class returned 1.19%, compared to the 0.95% return of the iMoneyNet Money Fund Report Tax-Free National Institutional Average. The Portfolio closed the period with a 3.50% seven-day current yield and a 3.56% seven-day effective yield; as well as a 5.38% seven-day tax-equivalent current yield and a 5.52% tax-equivalent effective yield; these more closely reflect current earnings than the six-month figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

Our in-house credit team, which consists of four senior credit analysts, has always implemented a "belt and suspenders" approach when analyzing municipal credits. This process involves stripping away all credit enhancements and analyzing the underling issuers to ensure the issuers are of the highest quality and have the ability to meet timely payment of principal and interest.

This credit process involves analyzing the underlying issuer's current financials, cash flows, balance sheet and income statements, debt service levels, and socioeconomics and demographics. Regardless of the type of credit enhancement attached to a specific security, the credit team must feel confident in the underlying issuer's ability to pay. Over the past year, as numerous insurance companies and banks experienced downgrades, we felt confident that the securities in the Portfolio met minimal credit risk. In addition, for those securities that were downgraded on their insurance exposure, the securities were put back to the respective remarketing agents in advance of any downgrades that would have made them ineligible securities.

Sincerely,

William J. Furrer and Kristian J. Lind
Portfolio Co-Managers

Institutional Liquidity Funds

TICKER SYMBOL

MUNICIPAL PORTFOLIO

Institutional Class:	LMAXX
Cash Management Class:	LNBXX
Capital Class:	LMCXX
Select Class:	LMDXX
Administrative Class:	LMEXX
Service Class:	LMFXX
Premier Class:	LMGXX

MUNICIPAL MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	85.2%
8 – 30 Days	2.2
31 – 90 Days	3.7
91 – 180 Days	8.9
181 + Days	0.0

PERFORMANCE HIGHLIGHTS

The seven-day current, seven-day effective and seven-day tax-equivalent yields as of September 30, 2008 were as follows:8

Lehman Brothers Institutional Liquidity Funds

	Institutional Class[4]			Cash Management Class[3]			Capital Class[2]			Select Class[6]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Municipal Portfolio	3.50%	3.56%	5.52%	3.45%	3.51%	5.45%	3.40%	3.46%	5.37%	3.35%	3.41%	5.28%

	Administrative Class[1]			Service Class[7]			Premier Class[5]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Municipal Portfolio	3.25%	3.30%	5.12%	3.10%	3.15%	4.88%	3.00%	3.04%	4.73%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.lehman.com/lbilf. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Municipal Portfolio were 0.68%, 0.83%, 1.19%, 1.24%, 1.34%, 1.49% and 1.58% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

Endnotes

1  Neuberger Berman Management LLC ("Management") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Administrative Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Administrative Class of each Portfolio are limited to 0.45% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Administrative Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Administrative Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Neuberger Berman Treasury Fund an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed the Administrative Class of Prime Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed the Administrative Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Administrative Class of each Portfolio.

2  Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Capital Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Capital Class of each Portfolio are limited to 0.30% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Capital Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Capital Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Neuberger Berman Treasury Fund an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed the Capital Class of Prime Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed the Capital Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Capital Class of each Portfolio.

3  Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Cash Management Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Cash Management Class of each Portfolio are limited to 0.25% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Cash Management Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Cash Management Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Neuberger Berman Treasury Fund an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed the Cash Management Class of Prime Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed the Cash Management Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30,

Endnotes

2008. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Cash Management Class of each Portfolio.

4  Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Institutional Class of each Portfolio are limited to 0.20% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Institutional Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Institutional Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Neuberger Berman Treasury Fund an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, 0.08% until August 4, 2008 and 0.05% thereafter. Management has voluntarily reimbursed the Institutional Class of Prime Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, 0.08% until August 8, 2008 and 0.05% thereafter. Management has voluntarily reimbursed the Institutional Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Institutional Class of each Portfolio.

5  Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Premier Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Premier Class of each Portfolio are limited to 0.70% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Premier Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Premier Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed the Premier Class of Prime Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed the Premier Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. In addition, Management also voluntarily reimbursed the Premier Class of Neuberger Berman Treasury Fund an additional 0.10%, 0.16%, 0.06% and 0.11% of the class' net assets on March 19, 2008, March 20, 2008, March 24, 2008 and March 26, 2008, respectively. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Premier Class of each Portfolio.

6  Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Select Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Select Class of each Portfolio are limited to 0.35% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Select Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Select Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Neuberger Berman Treasury Fund an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed the Select Class of Prime Portfolio an additional 0.10% per annum of the class' average daily

Endnotes

net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed the Select Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Select Class of each Portfolio.

7  Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Service Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Service Class of each Portfolio are limited to 0.60% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Service Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Service Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Neuberger Berman Treasury Fund and additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed the Service Class of Prime Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed the Service Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. In addition, Management voluntarily reimbursed the Service Class of Neuberger Berman Treasury Fund 0.06% and 0.01% of the class' net assets on March 20, 2008 and March 26, 2008, respectively. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Service Class of each Portfolio.

8  "Current yield" of a money market fund refers to the income generated by an investment in a Portfolio over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is not a guarantee of future results. Tax-equivalent effective yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after federal income taxes at the highest federal tax rate, currently 35%, assuming that all of a Fund's income is exempt from federal income taxes. Unaudited performance data current to the most recent month-end are available by calling 888-556-9030 or visiting www.lehman.com/lbilf.

Glossary of Indices

iMoneyNet Money Fund Report Taxable First Tier Institutional Average:	Measures the performance of institutional money market mutual funds which invest in anything allowable under SEC regulations governing money market funds, except Second Tier Commercial Paper.

iMoneyNet Money Fund Report Government & Agencies Institutional Average:	Measures the performance of institutional money market mutual funds which invest in obligations of the U.S. Treasury (T-Bills), repurchase agreements, or U.S. Government Agency securities.

iMoneyNet Money Fund Report Treasury & Repo Institutional Average:	Measures the performance of institutional money market mutual funds which invest in obligations of the U.S. Treasury (T-Bills) and repurchase agreements.

iMoneyNet Money Fund Report Tax-Free National Institutional Average:	Measures all national tax-free and municipal institutional funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months or less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings.

Please note that indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that they track and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management LLC and include reinvestment of all dividends and capital gain distributions. The Portfolios may invest in securities not included in the above-described indices.

Schedule of Investments Money Market Master Series

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
Certificates of Deposit (21.1%)
$600	Banca Intesa NY, Yankee CD, 2.80% & 2.81%, due 11/6/08 & 11/20/08	$600
400	Bank of Ireland, Yankee CD, 2.68%, due 10/20/08	400
400	Bank of Nova Scotia NY, Yankee CD, 2.74%, due 10/15/08	400
800	Bank of Scotland PLC, Yankee CD, 2.75% & 2.81%, due 10/9/08 & 12/9/08	800
600	Calyon NY, Yankee CD, 2.73%, due 10/20/08	600
100	KBC Bank, Yankee CD, 2.79%, due 10/15/08	100
800	Natixis NY, Yankee CD, 2.90%, due 11/26/08 & 12/5/08	800
400	Rabobank Nederland NY, Yankee CD, 2.70%, due 11/14/08	400
300	Royal Bank of Scotland, Yankee CD, 2.65%, due 10/15/08	300
400	Skandinaviska Enskilda Banken, Yankee CD, 2.81%, due 11/19/08	400
300	Societe Generale NY, Yankee CD, 2.80%, due 11/19/08	300
400	US Bank, Yankee CD, 2.56%, due 10/17/08	400
	Total Certificates of Deposit	5,500
Commercial Paper (32.2%)
Asset Backed (14.9%)
700	Amsterdam Funding Corp., 2.70% & 2.75%, due 10/22/08 & 11/12/08	698	ñ
577	Barton Capital Corp., 2.65%, due 11/4/08	575	ñ
800	Charta LLC, 2.80% , due 11/4/08 & 11/5/08	798	ñ
539	Ciesco LLC, 2.62% & 2.75%, due 10/20/08 & 10/28/08	538	ñ
160	Old Line Funding LLC, 2.65%, due 10/14/08	160	ñ
210	Regency Markets No. 1 LLC, 2.65%, due 10/1/08	210	ñ
600	Sheffield Receivables Corp., 2.60%, due 10/10/08	600	ñ
300	Thames Asset Securitization LLC, 2.73%, due 11/17/08	299	ñ
		3,878
Banking (17.3%)
500	Allied Irish Banks PLC, 2.85% & 2.86%, due 10/29/08 & 11/20/08	498	ñ
400	Bank of Ireland, 2.84%, due 11/20/08	398	ñ
400	Caisse Nationale d'Epargne, 2.82%, due 11/3/08	399	ñ
400	Danske Corp., 2.70%, due 10/7/08	400	ñ
700	Dexia Delaware LLC, 2.79%, due 10/8/08	700
100	HSBC Finance Corp., 2.73%, due 11/3/08	100
100	Intesa Funding LLC, 2.78%, due 11/6/08	100
300	Rabobank USA, 2.53%, due 11/4/08	299
400	Skandinaviska Enskilda Banken, 2.79%, due 11/25/08	398	ñ
300	Unicredito Italiano PLC, 2.79%, due 10/16/08	300	ñ
700	Wells Fargo & Co., 2.52%, due 10/14/08	699
200	Westpac Banking Corp., 2.75%, due 10/16/08	200	ñ
		4,491
	Total Commercial Paper	8,369
Floating Rate Corporate Debt Securities (7.3%)µ
Banking (2.7%)
300	Wachovia Bank NA, Senior Unsecured Floating Rate Notes, 2.87%, due 10/27/08	300
400	Westpac Banking Corp., Floating Rate Medium-Term Notes, 2.61% & 2.95%, due 10/1/08 & 11/6/08	400	ñ
		700
Conglomerate (2.7%)
700	General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term Notes, Ser. A, 7.18%, due 10/1/08	700

See Notes to Schedule of Investments 79

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
Financial Services (1.9%)
$500	Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.91%, due 10/20/08	$500
	Total Floating Rate Corporate Debt Securities	1,900
	Total Investments (60.6%)	15,769
	Cash, receivables and other assets, less liabilities (39.4%)	10,237
	Total Net Assets (100.0%)	$26,006

See Notes to Schedule of Investments 80

Schedule of Investments Prime Master Series

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
Certificates of Deposit (24.6%)
$58,200	Banca Intesa NY, Yankee CD, 2.80% – 2.81%, due 11/6/08 – 11/26/08	$58,200
23,300	Bank of Nova Scotia NY, Yankee CD, 2.74%, due 10/15/08	23,300
68,100	Bank of Scotland PLC, Yankee CD, 2.75% – 2.81%, due 10/9/08 – 12/9/08	68,101
17,500	Calyon NY, Yankee CD, 2.64%, due 10/27/08	17,500
5,800	Fortis Bank NY, Yankee CD, 2.85%, due 11/6/08	5,800
30,200	KBC Bank, Yankee CD, 2.79%, due 10/15/08	30,200
40,900	Natixis NY, Yankee CD, 2.90%, due 11/26/08 & 12/5/08	40,900
19,140	Royal Bank of Scotland, Yankee CD, 2.75%, due 10/15/08	19,141
19,400	Skandinaviska Enskilda Banken, Yankee CD, 2.81%, due 11/19/08	19,400
15,600	Societe Generale NY, Yankee CD, 2.80%, due 11/19/08	15,600
9,800	Unicredito Italiano NY, Yankee CD, 3.59%, due 10/16/08	9,802
	Total Certificates of Deposit	307,944
Commercial Paper (34.6%)
40,900	Allied Irish Banks PLC, 2.83% & 2.85%, due 10/29/08 & 11/21/08	40,792	ñ
77,800	Bank of Ireland, 2.79% – 2.81%, due 10/21/08 – 11/5/08	77,627	ñ
38,900	Caisse Nationale d'Epargne, 2.82%, due 11/3/08	38,799	ñ
72,115	Danske Corp., 2.45% & 2.70%, due 10/2/08 & 11/3/08	72,040	ñ
36,900	Dexia Delaware LLC, 2.79% & 2.81%, due 10/8/08 & 11/12/08	36,832
27,200	Intesa Funding LLC, 2.78%, due 11/6/08	27,124
23,300	Skandinaviska Enskilda Banken, 2.79%, due 11/25/08	23,201	ñ
19,400	Societe Generale NA, 2.79%, due 11/6/08	19,346
3,900	Swedbank Mortgage AB, 2.80%, due 10/6/08	3,899
38,800	UBS Finance, Inc., 2.68% & 2.80%, due 10/27/08 & 11/5/08	38,710
35,000	Unicredito Italiano PLC, 2.96%, due 10/29/08	34,919	ñ
19,400	Westpac Banking Corp., 2.69%, due 10/27/08	19,362	ñ
	Total Commercial Paper	432,651
Floating Rate Corporate Debt Securities (10.4%)µ
Banking (4.2%)
19,400	Wachovia Bank NA, Senior Unsecured Floating Rate Notes, 2.87%, due 10/27/08	19,400
2,000	Wachovia Corp., Senior Unsecured Floating Rate Notes, 2.85%, due 10/28/08	2,000
31,100	Wells Fargo & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.90%, due 10/20/08	31,099
		52,499
Conglomerate (3.9%)
48,600	General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term Notes, Ser. A, 7.08%, due 10/1/08	48,598
Financial Services (2.3%)
29,200	Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.91%, due 10/20/08	29,200
	Total Floating Rate Corporate Debt Securities	130,297
Repurchase Agreements (21.6%)
$270,000	Goldman Sachs Repurchase Agreement, 1.15%, due 10/1/08, dated 9/30/08, Maturity Value $270,008,625, Collateralized by $250,657,116, Fannie Mae, 5.50% – 6.00%, due 9/1/22 – 11/1/37, and $153,327,553, Freddie Mac, 4.50% – 6.00%, due 4/1/19 – 8/1/38 (Collateral Value $275,400,000)	270,000
	Total Investments (91.2%)	1,140,892
	Cash, receivables and other assets, less liabilities (8.8%)	110,539
	Total Net Assets (100.0%)	$1,251,431

See Notes to Schedule of Investments 81

Schedule of Investments Government Master Series

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
U.S. Government Agency Securities (35.0%)
$15,000	Fannie Mae, Bonds, 3.13%, due 3/16/09	$15,038
1,900	Fannie Mae, Disc. Notes, 2.41% & 3.56%, due 11/28/08 & 1/30/09	1,885
25,000	Fannie Mae, Floating Rate Notes, 2.10%, due 10/1/08	25,000	µ
1,000	Fannie Mae, Notes, 4.13%, due 4/29/09	1,011
7,500	Federal Farm Credit Bank, Bonds, 3.60%, due 1/14/09	7,521
45,000	Federal Farm Credit Bank, Floating Rate Bonds, 2.04% & 2.06%, due 10/1/08	44,998	µ
89,000	Federal Home Loan Bank, Bonds, 2.19% – 2.80%, due 2/11/09 – 5/14/09	89,000
224,630	Federal Home Loan Bank, Disc. Notes, 1.85% – 2.47%, due 10/1/08 – 4/27/09	224,388
175,000	Federal Home Loan Bank, Floating Rate Bonds, 1.89% – 3.64%, due 10/1/08 – 12/24/08	174,989	µ
1,498	Freddie Mac, Disc. Notes, 2.47%, due 2/2/09	1,486
16,800	Freddie Mac, Notes, 2.63%, due 11/16/08	16,800
	Total U.S. Government Agency Securities	602,116
Repurchase Agreements (50.8%)
385,000	Bank of America Repurchase Agreement, 2.00%, due 10/1/08, dated 9/30/08, Maturity Value $385,021,389, Collateralized by $392,397,137, Fannie Mae, 5.50%, due 6/1/38 (Collateral Value $392,700,001)	385,000
70,000	Goldman Sachs Repurchase Agreement, 0.02%, due 10/1/08, dated 9/30/08, Maturity Value $70,000,039, Collateralized by $41,141,900, U.S. Treasury Notes, 2.88% – 4.50%, due 3/31/09 – 1/31/13 and $21,352,000, U.S. Treasury Bonds, 6.63%, due 2/15/27 (Collateral Value $71,400,068)	70,000
420,000	Goldman Sachs Repurchase Agreement, 1.15%, due 10/1/08, dated 9/30/08, Maturity Value $420,013,417, Collateralized by $363,726,873, Fannie Mae, 5.00% – 6.50%, due 2/1/23 – 9/1/38 and $94,494,416, Freddie Mac, 5.50% & 6.00%, due 12/1/37 & 6/1/38 (Collateral Value $428,400,001)	420,000
	Total Repurchase Agreements	875,000
	Total Investments (85.8%)	1,477,116
	Cash, receivables and other assets, less liabilities (14.2%)	244,247
	Total Net Assets (100.0%)	$1,721,363

See Notes to Schedule of Investments 82

Schedule of Investments Government Reserves Master Series

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
U.S. Government Agency Securities (107.2%)
$2,500	Federal Farm Credit Bank, Bonds, 3.60%, due 1/14/09	$2,507
528	Federal Farm Credit Bank, Disc. Notes, 2.33%, due 3/2/09	523
25,000	Federal Farm Credit Bank, Floating Rate Bonds, 2.04% & 2.06%, due 10/1/08	24,999	µ
27,110	Federal Home Loan Bank, Bonds, 2.19% – 4.63%, due 11/21/08 – 6/30/09	27,117
137,650	Federal Home Loan Bank, Disc. Notes, 0.10% – 2.41%, due 10/1/08 – 5/1/09	137,574
43,750	Federal Home Loan Bank, Floating Rate Bonds, 1.66% – 2.64%, due 10/1/08 – 12/1/08	43,750	µ
	Total U.S. Government Agency Securities	236,470
	Total Investments (107.2%)	236,470
	Liabilities, less cash, receivables and other assets [(7.2%)]	(15,906)
	Total Net Assets (100.0%)	$220,564

See Notes to Schedule of Investments 83

Schedule of Investments Treasury Master Series

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
Repurchase Agreements (48.2%)
$300,000	Bank of America Repurchase Agreement, 0.05%, due 10/1/08, dated 9/30/08, Maturity Value $300,000,417, Collateralized by $37,041,000, U.S. Treasury Bills, due 12/4/08, $243,785,300 U.S. Treasury Notes, 2.00 – 4.75%, due 10/15/08 – 4/30/13 and $30,063,000 U.S. Treasury Inflation Protected Securities, 8.13%, due 8/15/21 (Collateral Value $306,000,054)	$300,000
330,000	Goldman Sachs Repurchase Agreement, 0.02%, due 10/1/08, dated 9/30/08, Maturity Value $330,000,183, Collateralized by $47,740,900, U.S. Treasury Notes, 4.75%, due 12/31/08 and $175,634,200, U.S. Treasury Inflation Protected Securities, 3.63%, due 4/15/28 (Collateral Value $336,600,003)	330,000
	Total Repurchase Agreements	630,000
	Total Investments (48.2%)	630,000
	Cash, receivables and other assets, less liabilities (51.8%)	677,942
	Total Net Assets (100.0%)	$1,307,942

See Notes to Schedule of Investments 84

Schedule of Investments Tax-Exempt Master Series

(Unaudited)

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
California (0.9%)
$520	Arvin Unified Sch. Dist. Cert. Participation, Ser. 2006, (FSA Insured), 8.15%, due 10/2/08	$520	µl
4,930	Southern California Pub. Pwr. Au. Pwr. Proj. Rev. (Floaters), Ser. 2003-1172, (AMBAC Insured), 8.42%, due 10/2/08	4,930	µr
1,800	Union City Multi-Family Rev. (Floaters), Ser. 2007-122G, (LOC: Goldman Sachs), 5.24%, due 10/2/08	1,800	µ
		7,250
Colorado (0.2%)
1,500	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.50%, due 12/1/36 Putable 12/1/08	1,500	µ
Florida (4.1%)
13,525	Alachua Co. Hlth. Fac. Au. Continuing Care Rev. (Oak Hammock Univ. Proj.), Ser. 2002-A, (LOC: Bank of Scotland), 6.25%, due 10/1/08	13,525	µß
19,965	Jacksonville Econ. Dev. Commission Hlth. Care Fac. Rev. (Methodist), Ser. 2005, (LOC: SunTrust Bank), 5.50%, due 10/1/08	19,965	µß
		33,490
Illinois (3.0%)
4,000	Chicago Board Ed. G.O. Muni. Sec. Trust Receipts, Ser. 2008-50A, (FGIC Insured), 4.93%, due 10/2/08	4,000	µt
7,305	Chicago G.O. Muni. Sec. Trust Receipts, Ser. 2008-53A, (FGIC Insured), 5.13%, due 10/2/08	7,305	µt
3,275	Chicago G.O. Muni. Sec. Trust Receipts, Ser. 2008-56A, (FGIC Insured), 5.13%, due 10/2/08	3,275	µt
5,000	Lake Co. Sch. Dist. Number 109 Deerfield Debt Cert., Ser. 2006, (LOC: JP Morgan Chase), 8.75%, due 10/1/08	5,000	µ
4,835	Reg. Trans. Au. Muni. Sec. Trust Receipts, Ser. 2008-55A, (FGIC Insured), 6.11%, due 10/2/08	4,835	µt
		24,415
Indiana (4.2%)
5,285	Crown Point Multi. Sch. Bldg. Corp. (Putters), Ser. 2005-1056, (FGIC Insured), 5.25%, due 10/2/08	5,285	µo
16,065	Greater Clark Co. Independent Sch. Temporary Loan Warrants, Ser. 2008, 2.45%, due 12/31/08	16,073
3,750	Indianapolis Local Pub. Imp. Bond Bank Ltd. Recourse Notes, Ser. 2007-F, 4.00%, due 1/12/09	3,759
9,000	Westfield Independent Sch. Temporary Loan Warrants, Ser. 2008, 2.50%, due 12/31/08	9,003
		34,120
Iowa (2.4%)
19,845	Iowa Higher Ed. Loan Au. Rev. (Private College St. Ambrose), Ser. 2003, (LOC: Northern Trust Co.), 6.25%, due 10/1/08	19,845	µß
Kansas (6.7%)
30,270	North Kansas City Hosp. Rev. (North Kansas City Hosp.), Ser. 2008, (LOC: Bank of America), 6.28%, due 10/1/08	30,270	µß
3,865	Shawnee Co. Temporary Notes, Ser. 2007-2, 3.70%, due 10/1/08	3,865
20,200	Wyandotte Co. Kansas City Unified G.O. Gov't Muni. Temporary Notes, Ser. 2007-V, 3.55%, due 11/1/08	20,200
		54,335
Kentucky (1.4%)
11,000	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2007-A1, 2.63%, due 4/1/09 Putable 10/1/08	11,000	µ
Louisiana (2.5%)
20,000	Tangipahoa Parish Hosp. Svc. Dist. Number 1 Hosp. Rev. (North Oaks Med. Ctr. Proj.), Ser. 2003-B, (LOC: Allied Irish Bank), 7.96%, due 10/2/08	20,000	µ

See Notes to Schedule of Investments 85

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
Maine (0.6%)
$5,000	Maine Hlth. & Higher Ed. Fac. Au. Rev. (Piper Shores), Ser. 1999-A, 7.55%, due 1/1/29 Pre-Refunded 1/1/09	$5,183	ß
Massachusetts (1.5%)
4,250	Massachusetts St. G.O. Muni. Sec. Trust Receipts, Ser. 2008-52A, (FGIC Insured), 2.30%, due 10/2/08	4,250	µt
7,625	Massachusetts St. G.O. Muni. Sec. Trust Receipts, Ser. 2008-51A, (AMBAC Insured), 4.44%, due 10/2/08	7,625	µt
		11,875
Minnesota (7.0%)
30,000	Minnesota Agricultural & Econ. Dev. Board Rev. (Hlth. Care Fac.-Essentia), Ser. 2008-C4, (LOC: KBC Bank), 6.40%, due 10/1/08	30,000	µß
27,000	St. Paul Port Au. Rev. (Amherst H. Wilder Foundation), Ser. 2006-3, (LOC: Bank of New York), 6.25%, due 10/1/08	27,000	µß
		57,000
Missouri (9.2%)
4,100	Missouri Dev. Fin. Board Cultural Fac. Rev. (Nelson Gallery Foundation), Ser. 2004-A, (LOC: JP Morgan Chase), 4.25%, due 10/1/08	4,100	µß
40,000	Missouri Dev. Fin. Board Cultural Fac. Rev. (Nelson Gallery Foundation), Ser. 2008-A, (LOC: JP Morgan Chase), 4.25%, due 10/1/08	40,000	µß
9,700	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Kansas City Art Institute), Ser. 2005, (LOC: Commerce Bank), 6.28%, due 10/1/08	9,700	µß
13,152	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Rockhurst Univ.), Ser. 2002, (LOC: Bank of America), 6.28%, due 10/1/08	13,152	µß
3,600	Missouri St. Hwy. & Trans. Commission St. Road Rev., Ser. 2008-8102, (LOC: Citigroup Global Markets), 4.42%, due 10/2/08	3,600	µ
4,020	St. Louis Co. Rockwood Sch. Dist. Number R-6 G.O., Ser. 2008-A, 5.00%, due 2/1/09	4,057
		74,609
Nebraska (0.8%)
6,210	Deutsche Bank Spears/Lifers Trust Var. St. (Omaha Spec. Oblig.), Ser. 2008-543, (LOC: Deutsche Bank), 3.96%, due 10/2/08	6,210	µ
Nevada (3.3%)
150	Eclipse Funding Trust Var. St. (Solar Eclipse-Truckee Meadows Wtr.), Ser. 2007-0015, (XLCA Insured), 4.29%, due 10/2/08	150	µu
4,265	Nevada Sys. Higher Ed. Univ. Rev. (Floaters), Ser. 2005-1240, (AMBAC Insured), 6.64%, due 10/2/08	4,265	µs
22,655	Truckee Meadows Wtr. Au. Wtr. Rev. Muni. Sec. Trust Receipts, Ser. 2001-137, (FSA Insured), 4.50%, due 10/1/08	22,655	ñµt
		27,070
New Hampshire (7.0%)
8,000	Cheshire Co. G.O. TANS, Ser. 2008, 2.50%, due 12/31/08	8,004
13,220	Merrimack Co. G.O. TANS, Ser. 2008, 2.75%, due 12/30/08	13,239
9,000	Merrimack Co. G.O. TANS, Ser. 2008, 3.50%, due 12/30/08	9,025
8,420	Strafford Co. G.O. TANS, Ser. 2008, 2.75%, due 12/31/08	8,430
18,000	Strafford Co. G.O. TANS, Ser. 2008-A, 3.00%, due 12/31/08	18,027
		56,725
New Jersey (2.4%)
19,200	Hamilton Township Mercer Co. G.O. TANS, Ser. 2008, 3.50%, due 10/24/08	19,208

See Notes to Schedule of Investments 86

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
New York (8.5%)
$30,000	Metro. Trans. Au. Rev., Ser. 2002-D1, (FSA Insured), 8.25%, due 10/2/08	$30,000	µp
28,790	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2001-F1, (LOC: Dexia Credit Locale de France), 5.00%, due 10/1/08	28,790	µ
9,805	New York G.O., Ser. 1993-A4, (LOC: Landesbank Baden-Wurttemberg), 5.00%, due 10/1/08	9,805	µ
		68,595
North Carolina (0.0%)
10	BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1009, (LOC: Branch Banking & Trust Co.), 3.71%, due 10/2/08	10	µ
Ohio (2.3%)
1,480	Clermont Co. Econ. Dev. Rev. (John Q Hammons Proj.), Ser. 1989, (LOC: Fifth Third Bank), 2.75%, due 11/1/08	1,480	µß
5,850	Cuyahoga Co. Rev. (Cleveland Clinic), Ser. 2004-B1, (LOC: JP Morgan Chase), 4.25%, due 10/1/08	5,850	µß
7,660	Marysville G.O. BANS (Waste Wtr.), Ser. 2008, 2.50%, due 6/3/09	7,688
4,005	Marysville Tax Increment Fin. Rev. (Coleman's Crossing Rd.), Ser. 2008, (LOC: Fifth Third Bank), 2.75%, due 9/10/09	4,023
		19,041
South Carolina (1.9%)
5,650	Jasper Co. Rev. BANS (Office Bldg. Proj.), Ser. 2008, 2.35%, due 7/1/09	5,650
9,800	Lexington Waterworks & Swr. Sys. Rev. BANS, Ser. 2007, 3.15%, due 12/15/08	9,801
		15,451
Tennessee (8.3%)
10,365	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-E3E, (LOC: KBC Bank), 5.35%, due 10/1/08	10,365	µ
13,305	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-E3D, (LOC: KBC Bank), 5.35%, due 10/1/08	13,305	µ
28,000	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-E1A, (LOC: SunTrust Bank), 5.50%, due 10/1/08	28,000	µ
8,000	Sevier Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-A1, (LOC: KBC Bank), 5.35%, due 10/1/08	8,000	µ
7,875	Sevier Co. Pub. Bldg. Au. (Pub. Construction Notes Proj.), Ser. 2007-A6, 2.63%, due 4/1/10 Putable 10/1/08	7,875	µ
		67,545
Texas (9.7%)
3,005	Dallas Independent Sch. Dist. Maintenance Tax Notes, Ser. 2008, 4.00%, due 2/15/09	3,028
3,000	Denton Independent Sch. Dist. G.O., Ser. 1996 B, (PSF Insured), 2.20%, due 8/15/09	3,000	µp
7,485	Deutsche Bank Spears/Lifers Trust Var. St. (Lovejoy Independent Sch. Dist.), Ser. 2008-514, (PSF Insured), 3.67%, due 10/2/08	7,485	µk
3,425	Deutsche Bank Spears/Lifers Trust Var. St. (Seminole Independent Sch. Dist.), Ser. 2008-559, (PSF Insured), 3.89%, due 10/2/08	3,425	µk
22,300	Harris Co. Hlth. Fac. Dev. Corp. Rev. (Methodist), Ser. 2006-C, (FSA Insured), 4.25%, due 10/1/08	22,300	µß
9,935	McKinney Independent Sch. Dist. (Floaters), Ser. 2006-26TP, (PSF Insured), 4.33%, due 10/2/08	9,935	µx
29,740	Munitops II Trust, Ser. 2007-63, (PSF Insured), 4.49%, due 10/2/08	29,740	µc
195	Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (East Texas Med. Ctr.), Ser. 1997-D, (FSA Insured), 5.38%, due 11/1/27 Pre-Refunded 2/16/09	204
		79,117
Utah (1.0%)
2,785	Lehi Elec. Utils. Rev., Ser. 2005, (FSA Insured), 8.40%, due 10/1/08	2,785	µl
5,500	Salt Lake Valley Fire Svc. Area TRANS, Ser. 2008, 3.75%, due 12/30/08	5,510
		8,295

See Notes to Schedule of Investments 87

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
Washington (3.6%)
$18,500	Snohomish Co. Pub. Utils. Dist. Number 001 Elec. Rev., Ser. 2001-124, (FSA Insured), 4.50%, due 10/1/08	$18,500	µt
10,775	Washington St. Hlth. Care Fac. Au. Rev. (Grays Harbor Comm. Hosp.), Ser. 2007, (Radian Insured), 6.50%, due 10/1/08	10,775	µßaa
		29,275
Wisconsin (6.8%)
25,000	Univ. Hosp. & Clinics Au. Rev. (Stars Hosp.), Ser. 2002-A, (FSA Insured), 8.33%, due 10/1/08	25,000	µu
30,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Hlth. Care), Ser. 2006-C, (LOC: Marshall & Ilsley), 6.25%, due 10/1/08	30,000	µß
		55,000
	Total Investments (99.3%)	806,164
	Cash, receivables and other assets, less liabilities (0.7%)	5,485
	Total Net Assets (100.0%)	$811,649

See Notes to Schedule of Investments 88

Schedule of Investments Municipal Master Series

(Unaudited)

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
California (6.3%)
$4,670	California HFA Home Mtge. Rev., Ser. 2002-M, (LOC: Bank of Nova Scotia), 5.40%, due 10/1/08	$4,670	µ
7,000	Palomar Pomerado Hlth. G.O. (Floaters), Ser. 2007-2234, (MBIA Insured), 4.42%, due 10/2/08	7,000	µx
		11,670
Colorado (3.2%)
1,000	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.50%, due 12/1/36 Putable 12/1/08	1,000	µ
4,980	Federal Home Loan Mtge. Corp., Ser. 2008-M015, Class A, (LOC: Freddie Mac), 8.46%, due 10/2/08	4,980	µ
		5,980
Delaware (0.2%)
450	Delaware St. Econ. Dev. Au. Multi-Family Rev. (Sch. House Proj.), Ser. 1985, (LOC: HSBC Bank N.A.), 8.40%, due 10/1/08	450	µ
Florida (10.4%)
6,999	Alachua Co. Sch. Board Cert. Participation, Ser. 2004, (AMBAC Insured), 4.35%, due 10/2/08	6,999	µd
7,000	Florida St. Board of Ed. Muni. Sec. Trust Receipts G.O., Ser. 2003-SGA138, (MBIA Insured), 8.20%, due 10/1/08	7,000	ñµt
1	Miami-Dade Co. Aviation Rev., Ser. 2007-E, (FSA Insured), 4.35%, due 10/2/08	1	µd
680	Orange Co. Hsg. Fin. Au. Multi-Family Rev., Ser. 2000-E, (LOC: Bank of America), 9.00%, due 10/1/08	680	µß
4,500	Port St. Joe Wtr. & Swr. Sys. Rev., Ser. 2008, (LOC: Regions Bank), 8.01%, due 10/2/08	4,500	µ
		19,180
Georgia (4.5%)
7,555	Athens Area Fac. Corp. Cert. Participation, Ser. 2007, (LOC: Citibank, N.A.), 6.13%, due 10/2/08	7,555	µ
850	Douglas Co. Dev. Au. IDR (Whirlwind Steel Bldgs.), Ser. 1997, (LOC: JP Morgan Chase), 9.95%, due 10/2/08	850	µß
		8,405
Illinois (4.5%)
2,070	Illinois Dev. Fin. Au. IDR (Cloverhill Pastry Vendor), Ser. 1993, (LOC: JP Morgan Chase), 7.81%, due 10/1/08	2,070	µß
700	Illinois Dev. Fin. Au. IDR (Florence Corp. Proj.), Ser. 1997, (LOC: Bank One), 9.95%, due 10/2/08	700	µß
650	Illinois Dev. Fin. Au. Rev. (American Academy), Ser. 2001, (LOC: Bank One), 8.10%, due 10/2/08	650	µß
845	Illinois Fin. Au. IDR (Transparent Container Proj.), Ser. 2004, (LOC: Bank One), 8.45%, due 10/2/08	845	µß
4,075	Lake Co. Multi-Family Hsg. Rev. (Rosewood Apt. Proj.), Ser. 2004, (LOC: Freddie Mac), 8.50%, due 10/2/08	4,075	µß
		8,340
Indiana (1.5%)
2,140	Kokomo Econ. Dev. Rev. (Village Comm. Partners IV Proj.), Ser. 1995, (LOC: Federal Home Loan Bank), 8.30%, due 10/2/08	2,140	µß
740	Plymouth Econ. Dev. Rev. (Hillcrest Apts. Proj.), Ser. 1998-A, (LOC: Federal Home Loan Bank), 7.76%, due 10/1/08	740	µß
		2,880
Kentucky (1.4%)
200	Bardstown Ind. Rev. (JAV Investment LLC Proj.), Ser. 2001, (LOC: Bank One Michigan), 9.95%, due 10/2/08	200	µß
2,435	Fort Mitchell Ind. Bldg. Rev. (Grandview/Hemmer Proj.), Ser. 1986, (LOC: PNC Bank), 2.50%, due 2/2/09	2,435	µ
		2,635

See Notes to Schedule of Investments 89

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
Maine (0.2%)
$410	Westbrook Rev. (Corriveau-Routhier, Inc. Proj.), Ser. 1986, (LOC: Fleet National Bank), 4.13%, due 12/15/08	$410	µß
Maryland (4.4%)
6,500	Harford Co. Econ. Dev. Rev. (A. O. Smith Corp. Proj.), Ser. 1988, (LOC: Comerica Bank), 3.00%, due 3/1/09	6,500	µß
1,570	Howard Co. IDR (Preston CT Ltd. Partnership), Ser. 1986, (LOC: SunTrust Bank), 1.90%, due 10/1/08	1,570	µß
		8,070
Massachusetts (4.2%)
3,000	Massachusetts St. Dev. Fin. Agcy. Rev. (Briarwood Retirement), Ser. 2004 A, (LOC: Sovereign Bank), 8.00%, due 10/2/08	3,000	µßn
4,800	Massachusetts St. Dev. Fin. Agcy. Rev. (ISO New England, Inc.), Ser. 2005, (LOC: KeyBank), 6.00%, due 10/2/08	4,800	µß
		7,800
Minnesota (2.6%)
2,338	Minneapolis Rev. (Minnehaha Academy Proj.), Ser. 2001, (LOC: U.S. Bank), 6.00%, due 10/1/08	2,338	µß
2,415	Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 8.35%, due 10/2/08	2,415	µß
		4,753
Missouri (0.2%)
300	Hannibal Ind. Dev. Au. Ind. Rev. (Buckhorn Rubber Prods. Proj.), Ser. 1995, (LOC: JP Morgan Chase), 9.20%, due 10/2/08	300	µß
New Jersey (0.2%)
310	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Wearbest SIL-TEX Mills Proj.), Ser. 2000, (LOC: Bank of New York), 8.35%, due 10/1/08	310	µß
New Mexico (0.1%)
225	Las Cruces IDR (Parkview Metal Prod. Proj.), Ser. 1997, (LOC: American National Bank & Trust Co.), 9.95%, due 10/2/08	225	µß
New York (12.4%)
7,000	BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1012, (LOC: Branch Banking & Trust Co.), 4.12%, due 10/2/08	7,000	µ
8,000	Metro. Trans. Au. Rev., Ser. 2002-D1, (FSA Insured), 8.25%, due 10/2/08	8,000	µp
8,000	New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 2006-132, (LOC: Dexia Credit Locale de France), 7.00%, due 10/1/08	8,000	µ
		23,000
North Carolina (0.0%)
5	North Carolina St. Ports Au. Port Fac. Rev., Ser. 2006-A2, (LOC: Bank of America), 7.75%, due 10/1/08	5	µ
Ohio (0.9%)
1,475	Fairfield Co. Arpt. Impt. G.O. BANS, Ser. 2008, 3.75%, due 1/21/09	1,478
115	Trumbull Co. IDR (UTD Steel Svc., Inc. Proj.), Ser. 2000, (LOC: JP Morgan Chase), 9.80%, due 10/2/08	115	µß
		1,593

See Notes to Schedule of Investments 90

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
Rhode Island (0.4%)
$795	Rhode Island St. Ind. Facs. Corp. IDR (Precision Turned Components Proj.), Ser. 2000, (LOC: Bank of America), 8.35%, due 10/1/08	$795	µß
South Carolina (1.5%)
2,735	Jasper Co. Rev. BANS (Jasper Co. Sch.), Ser. 2008, 2.75%, due 2/12/09	2,739
South Dakota (0.1%)
125	Watertown IDR Ref. (Ramkota, Inc. Proj.), Ser. 1993, (LOC: U.S. Bank), 8.40%, due 10/2/08	125	µß
Tennessee (5.7%)
7,400	Shelby Co. Hlth. Ed. & Hsg. Fac. Board Rev. (Methodist Le Bonheur), Ser. 2008-B, (LOC: U.S. Bank), 7.93%, due 10/2/08	7,400	µß
3,200	Shelby Co. Hlth., Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev. (Lexington), Ser. 2005-A, (LOC: Fannie Mae), 8.50%, due 10/2/08	3,200	µ
		10,600
Texas (5.2%)
4,200	McAllen Ind. Dev. Au. Rev. (Ridge Sharyland), Ser. 2000, (LOC: Bank of America), 10.27%, due 10/2/08	4,200	µ
5,455	Permian Basin Reg. Hsg. Fin. Corp. Single Family Mtge. Rev., Ser. 2006-A2, (LOC: Government National Mortgage Association), 2.40%, due 1/1/38 Putable 2/1/09	5,455	µ
		9,655
Virginia (4.5%)
1,500	Lynchburg Ind. Dev. Au. Rev. Ref. Hosp. (Centra Hlth., Inc.), Ser. 2004-A, (MBIA Insured), 7.90%, due 10/2/08	1,500	µßm
5,375	Madison Co. Ind. Dev. Au. Ed. Fac. Rev. (Woodberry Forest Sch.), Ser. 2007, (LOC: SunTrust Bank), 5.50%, due 10/1/08	5,375	µß
1,250	Virginia St. Hsg. Dev. Au. Commonwealth Mtge., Ser. 2006-D1, 4.00%, due 1/1/09	1,252
215	Virginia St. Hsg. Dev. Au. Commonwealth Mtge. (Merlots), Ser. 2006-C07, (LOC: Bank of New York), 4.10%, due 10/1/08	215	µ
		8,342
Wisconsin (10.3%)
2,000	Antigo Unified Sch. Dist. G.O. TRANS, Ser. 2007, 3.60%, due 10/30/08	2,000
425	Elkhorn IDR (Lanco Precision Plus Proj.), Ser. 1999, (LOC: Bank One), 9.95%, due 10/1/08	425	µß
8,600	Univ. Hosp. & Clinics Au. Rev. (Stars Hosp.), Ser. 2002-A, (FSA Insured), 8.33%, due 10/1/08	8,600	µu
8,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (ProHealth Care, Inc.), Ser. 2008 A, (LOC: Marshall & Ilsley), 6.28%, due 10/1/08	8,000	µß
		19,025
Wyoming (2.7%)
4,980	Campbell Co. IDR (Two Elk Partners Proj.), Ser. 2007, (LOC: Royal Bank of Canada), 3.65%, due 11/28/08	4,980	µß
	Total Investments (87.6%)	162,267
	Cash, receivables and other assets, less liabilities (12.4%)	22,894
	Total Net Assets (100.0%)	$185,161

See Notes to Schedule of Investments 91

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited)

††  Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

  The Master Series adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Master Series' investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – significant unobservable inputs (including the Master Series' own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used to value the Master Series' investments as of September 30, 2008 (000's omitted):

Money Market Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	15,769
Level 3 – Significant Unobservable Inputs	—
Total	$15,769
Prime Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	1,140,892
Level 3 – Significant Unobservable Inputs	—
Total	$1,140,892
Government Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	1,477,116
Level 3 – Significant Unobservable Inputs	—
Total	$1,477,116

See Notes to Financial Statements 92

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited) (cont'd)

Government Reserves Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	236,470
Level 3 – Significant Unobservable Inputs	—
Total	$236,470
Treasury Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	630,000
Level 3 – Significant Unobservable Inputs	—
Total	$630,000
Tax-Exempt Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	806,164
Level 3 – Significant Unobservable Inputs	—
Total	$806,164
Municipal Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	162,267
Level 3 – Significant Unobservable Inputs	—
Total	$162,267

@@  Municipal securities held by Tax-Exempt Master Series and Municipal Master Series are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's Rating Services or, where not rated, are determined by the master series' investment manager to be of comparable quality. Approximately 77.2% and 95.4% of the municipal securities held by Tax-Exempt Master Series and Municipal Master Series, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

See Notes to Financial Statements 93

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited) (cont'd)

ñ  Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At September 30, 2008, these securities amounted to approximately $6,871,000 or 26.4% of net assets for Money Market Master Series, approximately $306,740,000 or 24.5% of net assets for Prime Master Series, approximately $22,655,000 or 2.8% of net assets for Tax-Exempt Master Series and approximately $7,000,000 or 3.8% of net assets for Municipal Master Series.

ß  Security is guaranteed by the corporate or non-profit obligor.

µ  Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2008.

c  Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

d  Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

k  Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

l  Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

m  Security is subject to a guarantee provided by SunTrust Bank, backing 100% of the total principal.

n  Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

o  Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

p  Security is subject to a guarantee provided by Westdeutsche Landesbank Girozentrale, backing 100% of the total principal.

r  Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

s  Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

t  Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

u  Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

x  Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

aa  Security is subject to a guarantee provided by KeyBank, backing 100% of the total principal.

See Notes to Financial Statements 94

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Statements of Assets and Liabilities (Unaudited)

Institutional Liquidity Trust
(000's omitted)

	MONEY MARKET MASTER SERIES	PRIME MASTER SERIES	GOVERNMENT MASTER SERIES	GOVERNMENT RESERVES MASTER SERIES
	September 30, 2008	September 30, 2008	September 30, 2008	September 30, 2008
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$15,769	$870,892	$602,116	$236,470
Repurchase agreements	—	270,000	875,000	—
	15,769	1,140,892	1,477,116	236,470
Cash	10,324	109,203	242,844	—
Interest receivable	145	1,918	1,531	383
Receivable for securities sold	—	—	—	—
Prepaid expenses and other assets	17	90	24	52
Total Assets	26,255	1,252,103	1,721,515	236,905
Liabilities
Due to custodian	—	—	—	16,273
Payable for securities purchased	—	—	—	—
Payable to investment manager—net (Note B)	129	360	119	37
Accrued expenses and other payables	120	312	33	31
Total Liabilities	249	672	152	16,341
Net Assets Applicable to investors' beneficial interests	$26,006	$1,251,431	$1,721,363	$220,564
Net Assets consist of:
Paid-in capital	$26,006	$1,251,431	$1,721,363	$220,564
*Cost of investments:
Unaffiliated issuers	$15,769	$1,140,892	$1,477,116	$236,470

See Notes to Financial Statements 96

	TREASURY MASTER SERIES	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
	September 30, 2008	September 30, 2008	September 30, 2008
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$—	$806,164	$162,267
Repurchase agreements	630,000	—	—
	630,000	806,164	162,267
Cash	677,844	—	21,135
Interest receivable	325	6,414	1,188
Receivable for securities sold	—	22,395	590
Prepaid expenses and other assets	18	31	8
Total Assets	1,308,187	835,004	185,188
Liabilities
Due to custodian	—	23,176	—
Payable for securities purchased	—	—	—
Payable to investment manager—net (Note B)	142	106	17
Accrued expenses and other payables	103	73	10
Total Liabilities	245	23,355	27
Net Assets Applicable to investors' beneficial interests	$1,307,942	$811,649	$185,161
Net Assets consist of:
Paid-in capital	$1,307,942	$811,649	$185,161
*Cost of investments:
Unaffiliated issuers	$630,000	$806,164	$162,267

Statements of Operations (Unaudited)

Institutional Liquidity Trust
(000's omitted)

	MONEY MARKET MASTER SERIES	PRIME MASTER SERIES	GOVERNMENT MASTER SERIES	GOVERNMENT RESERVES MASTER SERIES
	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008
Investment Income
Income
Interest income—unaffiliated issuers (Note A)	$36,530	$109,833	$25,563	$8,653
Expenses:
Investment management fees (Note B)	1,075	3,311	872	303
Audit fees	15	2	16	16
Custodian fees (Note B)	179	614	156	43
Insurance expense	38	128	23	7
Legal fees	8	26	2	2
Rating agency fees	—	44	9	6
Shareholder reports	3	3	3	3
Interest expense	—	19	—	—
Trustees' fees and expenses	19	—	19	19
Miscellaneous	66	204	48	18
Total expenses	1,403	4,351	1,148	417
Investment management fees waived (Note B)	—	—	—	—
Expenses reduced by custodian fee expense offset arrangement (Note B)	(2)	(2)	(3)	(1)
Total net expenses	1,401	4,349	1,145	416
Net investment income	$35,129	$105,484	$24,418	$8,237
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(3)	(887)	(1,520)	(271)
Net increase (decrease) in net assets resulting from operations	$35,126	$104,597	$22,898	$7,966

See Notes to Financial Statements 98

	TREASURY MASTER SERIES	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008
Investment Income
Income
Interest income—unaffiliated issuers (Note A)	$33,272	$26,700	$4,777
Expenses:
Investment management fees (Note B)	1,342	2,536	499
Audit fees	5	6	15
Custodian fees (Note B)	135	280	58
Insurance expense	16	26	7
Legal fees	3	2	2
Rating agency fees	9	2	2
Shareholder reports	3	4	4
Interest expense	—	100	—
Trustees' fees and expenses	19	18	18
Miscellaneous	76	56	10
Total expenses	1,608	3,030	615
Investment management fees waived (Note B)	—	(1,509)	(339)
Expenses reduced by custodian fee expense offset arrangement (Note B)	(1)	(108)	(7)
Total net expenses	1,607	1,413	269
Net investment income	$31,665	$25,287	$4,508
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	246	808	(99)
Net increase (decrease) in net assets resulting from operations	$31,911	$26,095	$4,409

Statements of Changes in Net Assets

Institutional Liquidity Trust
(000's omitted)

	MONEY MARKET MASTER SERIES		PRIME MASTER SERIES
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$35,129	$134,107	$105,484	$576,386
Net realized gain (loss) on investments	(3)	(62)	(887)	(2,379)
Net increase from payment by affiliate for losses realized on securities (Note B)	—	—	—	2,837
Net increase (decrease) in net assets resulting from operations	35,126	134,045	104,597	576,844
Transactions in Investors' Beneficial Interest:
Contributions	2,322,428	8,888,848	23,585,813	71,568,661
Withdrawals	(5,419,411)	(8,428,266)	(31,221,591)	(69,845,697)
Net increase (decrease) from transactions in investors' beneficial interest	(3,096,983)	460,582	(7,635,778)	1,722,964
Net Increase (Decrease) in Net Assets	(3,061,857)	594,627	(7,531,181)	2,299,808
Net Assets:
Beginning of period	3,087,863	2,493,236	8,782,612	6,482,804
End of period	$26,006	$3,087,863	$1,251,431	$8,782,612

See Notes to Financial Statements 100

	GOVERNMENT MASTER SERIES		GOVERNMENT RESERVES MASTER SERIES
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from July 9, 2007 (Commencement of Operations) to March 31, 2008
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$24,418	$57,189	$8,237	$15,497
Net realized gain (loss) on investments	(1,520)	457	(271)	7
Net increase from payment by affiliate for losses realized on securities (Note B)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	22,898	57,646	7,966	15,504
Transactions in Investors' Beneficial Interest:
Contributions	4,024,407	7,608,924	1,119,477	1,991,016
Withdrawals	(4,615,859)	(6,146,412)	(1,801,189)	(1,112,210)
Net increase (decrease) from transactions in investors' beneficial interest	(591,452)	1,462,512	(681,712)	878,806
Net Increase (Decrease) in Net Assets	(568,554)	1,520,158	(673,746)	894,310
Net Assets:
Beginning of period	2,289,917	769,759	894,310	—
End of period	$1,721,363	$2,289,917	$220,564	$894,310

Statements of Changes in Net Assets (cont'd)

Institutional Liquidity Trust (cont'd)
(000's omitted)

	TREASURY MASTER SERIES		TAX-EXEMPT MASTER SERIES
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$31,665	$35,110	$25,287	$33,784	$10,586
Net realized gain (loss) on investments	246	49	808	831	5
Net increase from payment by affiliate for losses realized on securities (Note B)	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	31,911	35,159	26,095	34,615	10,591
Transactions in Investors' Beneficial Interest:
Contributions	3,679,340	5,904,575	4,756,603	4,812,906	3,250,661
Withdrawals	(6,466,466)	(2,332,818)	(6,441,900)	(4,274,828)	(1,363,094)
Net increase (decrease) from transactions in investors' beneficial interest	(2,787,126)	3,571,757	(1,685,297)	538,078	1,887,567
Net Increase (Decrease) in Net Assets	(2,755,215)	3,606,916	(1,659,202)	572,693	1,898,158
Net Assets:
Beginning of period	4,063,157	456,241	2,470,851	1,898,158	—
End of period	$1,307,942	$4,063,157	$811,649	$2,470,851	$1,898,158

See Notes to Financial Statements 102

	MUNICIPAL MASTER SERIES
	Six Months Ended September 30, 2008 (Unaudited)	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,508	$8,284	$3,386
Net realized gain (loss) on investments	(99)	93	6
Net increase from payment by affiliate for losses realized on securities (Note B)	—	—	—
Net increase (decrease) in net assets resulting from operations	4,409	8,377	3,392
Transactions in Investors' Beneficial Interest:
Contributions	959,923	1,712,974	1,154,509
Withdrawals	(1,173,840)	(1,944,242)	(540,341)
Net increase (decrease) from transactions in investors' beneficial interest	(213,917)	(231,268)	614,168
Net Increase (Decrease) in Net Assets	(209,508)	(222,891)	617,560
Net Assets:
Beginning of period	394,669	617,560	—
End of period	$185,161	$394,669	$617,560

Notes to Financial Statements Institutional Liquidity Trust

Note A—Summary of Significant Accounting Policies:

1  General: The Money Market Master Series, Prime Master Series, Government Master Series, Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series (individually a "Master Series," collectively, the "Master Series") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Each of Government Reserves Master Series, Tax-Exempt Master Series and Municipal Master Series had no operations until July 9, 2007, September 10, 2007 and September 10, 2007, respectively other than matters relating to its organization.

  Other investment companies sponsored by Neuberger Berman Management LLC ("Management") and Lehman Brothers Asset Management LLC ("LBAM"), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

  The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other series of the Trust.

  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  Management, the investment manager of the Master Series, and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly owned holding company. On September 15, 2008, Lehman filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. On September 29, 2008, it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC have agreed to acquire Neuberger Berman and the fixed income management and certain other parts of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman. The transaction is subject to certain conditions and approvals, including approval by the bankruptcy court having jurisdiction over the Lehman matter. Other potential bids may be received during the time period for an open auction mandated by the bankruptcy court.

  These events, while affecting Lehman, have not had a material impact on the Master Series or its operations. Management and LBAM will continue to operate in the ordinary course of business as the investment manager and sub-adviser of the Master Series.

  If completed, acquisition of the Neuberger Berman entities would constitute an "assignment" of the Master Series' Management and Sub-Advisory Agreements and, by law, would automatically terminate those agreements. Accordingly, the Master Series' Board of Trustees will consider new investment management and sub-advisory agreements with the Neuberger Berman entities for the Master Series. If approved by the Board, including the Trustees who are not "interested persons" of the investment manager and its affiliates or the Master Series, the new agreements will require the approval of the shareholders of the funds that invest in the Master Series.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series' Schedules of Investments.

3  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4  Income tax information: It is the policy of the Master Series to comply with the requirements of the Internal Revenue Code. It is also the policy of the Master Series to conduct their operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such. Each Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

  The Master Series' have adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken, or expected to be taken, in a tax return. The Master Series' recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. The Master Series' are subject to examination by U.S. federal and state tax authorities for returns filed for the prior two fiscal years 2007 - 2008. As of September 30, 2008, the Master Series' did not have any unrecognized tax benefits.

5  Concentration of risk: Money Market Master Series and Prime Master Series normally concentrate in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on these Master Series' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6  Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7  Repurchase agreements: Each Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

8  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees and Other Transactions with Affiliates:

  Each Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, each Master Series (except Tax-Exempt and Municipal) pays Management a fee at the annual rate of 0.08% of its average daily net assets. Tax-Exempt Master Series and Municipal Master Series pays Management a fee at the annual rate of 0.25% of the first $500 million of average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Management contractually agreed to waive its management fee so that the management fee was 0.08% of its average daily net assets for Tax-Exempt Master Series and Municipal Master

Series. For the six months ended September 30, 2008, such waived fees amounted to $1,509,141 for Tax-Exempt Master Series and $339,045 for Municipal Master Series.

  Management and LBAM are wholly-owned subsidiaries of Lehman, a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series' average daily net assets. The Master Series do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

  On February 13, 2008, an affiliate of Prime Master Series' adviser purchased $60,000,000 par value of corporate debt of Whistlejacket Capital LLC at a purchase price equal to the amortized cost of the securities (a price in excess of the securities' then fair market value based upon the preceding day's closing market value) plus accrued interest. No shares of Prime Master Series or other consideration was given in exchange for purchasing the securities. The excess of the purchase price over the then current fair value amounted to $2,836,700 and had no impact on Prime Master Series' total return.

  During the six months ended September 30, 2008, Municipal Master Series and Tax-Exempt Master Series engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common trustees/directors and/or common officers ("Interfund Transactions"). These Interfund Transactions complied with Rule 17a-7 under the 1940 Act and were as follows:

	Purchases	Sales
Tax-Exempt Master Series	$123,362,595	$182,737,757
Municipal Master Series	207,885,006	228,331,029

  Each Master Series has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2008, the impact of this arrangement was a reduction of expenses of $1,788, $2,463, $3,470, $913, $1,038, $107,588 and $7,452 for Money Market Master Series, Prime Master Series, Government Master Series, Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series, respectively.

Note C—Securities Transactions:

  All securities transactions for Money Market Master Series, Prime Master Series, Government Master Series, Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series, were short-term.

Note D—Lines of Credit:

  At September 30, 2008, the Master Series were participants in a single committed, unsecured $300,000,000 line of credit with the Bank of New York Mellon (formerly, the Bank of New York), as agent, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. A commitment fee of 0.085% per annum (0.075% per annum prior to May 23, 2008) of the unused available line of credit is charged, of which each Master Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $300,000,000 at any particular time. During the six months ended September 30, 2008, Tax-Exempt Master Series had borrowings under this line of credit for a period of seven days with the greatest amount borrowed being $231,380,484. On these borrowings, Tax-Exempt Master Series paid interest rates ranging from 1.855% to 3.175%. The total interest amount

Tax-Exempt Master Series paid was $99,713, which is reflected in the Statements of Operations under the caption "Interest expense". There were no loans outstanding pursuant to this line of credit at September 30, 2008.

  At September 30, 2008 the Master Series were participants in a single uncommitted, unsecured $150,000,000 line of credit with State Street Bank & Trust Company, as lender, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $150,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2008. During the six months ended September 30, 2008, none of the Master Series' utilized this line of credit.

Note E—Recent Market Events

  Recent events have resulted in fixed income instruments, including some money market instruments, to experience liquidity issues, increased price volatility, credit downgrades and increased likelihood of default. Due to the market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline.

  The U.S. federal government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government is injecting liquidity into certain large financial services companies and establishing programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

Note F—Unaudited Financial Information:

  The financial information included in this interim report is taken from the records of each Master Series without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Money Market Master Series

	Six Months Ended September 30,		Year Ended March 31,					Period from December 30, 2004^ to March 31,
	2008		2008	2007		2006		2005
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.10	%*	.10%	.10%		.11%		.11	%*
Net Expenses	.10	%*	.10%	.10	%‡	.11	%‡	.11	%*‡
Net Investment Income (Loss)	2.61	%*	4.80%	5.14%		3.72%		2.38	%*
Total Return†	1.29	%**	4.99%	5.27	%@	3.87	%@	.63	%**@
Net Assets, End of Period (in millions)	$26.0		$3,087.9	$2,493.2		$2,230.5		$2,418.4

See Notes to Financial Highlights 108

Financial Highlights (cont'd)

Prime Master Series

	Six Months Ended September 30,		Year Ended March 31,					Period from December 27, 2004^ to March 31,
	2008		2008	2007		2006		2005
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.11	%*	.10%	.10%		.11%		.12	%*
Net Expenses	.11	%*	.10%	.10	%‡	.10	%‡	.11	%*‡
Net Investment Income (Loss)	2.55	%*	4.83%	5.19%		3.78%		2.43	%*
Total Return†	1.29	%**	4.96%	5.29	%@	3.87	%@	.66	%**@
Net Assets, End of Period (in millions)	$1,251.4		$8,782.6	$6,482.8		$3,206.2		$1,277.5

See Notes to Financial Highlights 109

Financial Highlights (cont'd)

Government Master Series

	Six Months Ended September 30,		Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008		2008	2007
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.11	%*	.10%	.13	%*
Net Expenses	.11	%*	.10%	.13	%*
Net Investment Income (Loss)	2.24	%*	4.23%	5.17	%*
Total Return†	1.11	%**	4.73%	1.49	%**
Net Assets, End of Period (in millions)	$1,721.4		$2,289.9	$769.8

See Notes to Financial Highlights 110

Financial Highlights (cont'd)

Government Reserves Master Series

	Six Months Ended September 30,		Period from July 9, 2007^ to March 31,
	2008		2008
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.11	%*	.11	%*
Net Expenses	.11	%*	.11	%*
Net Investment Income (Loss)	2.18	%*	4.01	%*
Total Return†	1.07	%**	3.22	%**
Net Assets, End of Period (in millions)	$220.6		$894.3

See Notes to Financial Highlights 111

Financial Highlights (cont'd)

Treasury Master Series

	Six Months Ended September 30,		Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008		2008	2007
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.10	%*	.11%	.12	%*
Net Expenses	.10	%*	.10%	.12	%*
Net Investment Income (Loss)	1.89	%*	3.26%	5.05	%*
Total Return†	.91	%**	4.20%	1.46	%**
Net Assets, End of Period (in millions)	$1,307.9		$4,063.2	$456.2

See Notes to Financial Highlights 112

Financial Highlights (cont'd)

Tax-Exempt Master Series

	Six Months Ended September 30,		Period from November 1, 2007 to March 31,		Period from September 10, 2007^ to October 31,
	2008		2008		2007
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.12	%*	.10	%*	.13	%*
Net Expenses^^	.11	%*	.09	%*	.09	%*
Net Investment Income (Loss)	1.97	%*	2.93	%*	3.61	%*
Total Return†@	1.06	%**	1.25	%**	.52	%**
Net Assets, End of Period (in millions)	$811.6		$2,470.9		$1,898.2

See Notes to Financial Highlights 113

Financial Highlights (cont'd)

Municipal Master Series

	Six Months Ended September 30,		Period from November 1, 2007 to March 31,		Period from September 10, 2007^ to October 31,
	2008		2008		2007
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.14	%*	.13	%*	.18	%*
Net Expenses‡	.13	%*	.10	%*	.13	%*
Net Investment Income (Loss)	2.26	%*	3.08	%*	3.63	%*
Total Return†@	1.20	%**	1.28	%**	.52	%**
Net Assets, End of Period (in millions)	$185.2		$394.7		$617.6

See Notes to Financial Highlights 114

Notes to Financial Highlights Institutional Liquidity Trust (Unaudited)

#  The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡  After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

	Six Months Ended September 30,	Period from November 1, 2007 to March 31,	Period Ended October 31,	Year Ended March 31,		Period Ended March 31,
	2008	2008(4)	2007(3)	2007	2006	2005
Money Market Master Series	—	—	—	.12%	.13%	.13	%(1)
Prime Master Series	—	—	—	.11%	.12%	.13	%(2)
Municipal Master Series	.30%	.27%	.30%	—	—	—

  (1)  Period from December 30, 2004 (commencement of operations) to March 31, 2005.

  (2)  Period from December 27, 2004 (commencement of operations) to March 31, 2005.

  (3)  Period from September 10, 2007 (commencement of operations) to October 31, 2007.

  (4)  Period from November 1, 2007 (commencement of operations) to March 31, 2008.

^^  After utilization of the Line of Credit by Tax-Exempt Master Series and/or waiver of a portion of the investment management fee by Management. Had Management not undertaken such actions, and the Fund had not utilized the Line of Credit the annualized ratio of net expenses to average daily net assets would have been:

	Six Months Ended September 30,	Period from November 1, 2007 to March 31,	Period Ended October 31,
	2008	2008(2)	2007(1)
Tax-Exempt Master Series	.22%	.21%	.22%

  (1)  Period from September 10, 2007 (commencement of operations) to October 31, 2007.

  (2)  Period from November 1, 2007 (commencement of operations) to March 31, 2008.

†  Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted.

^  The date investment operations commenced.

*  Annualized.

**  Not annualized.

@  Total return would have been lower had Management not waived a portion of the investment management fee.

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030

Sub-Adviser

Lehman Brothers Asset Management LLC
200 South Wacker Drive
Suite 2100
Chicago, IL 60601

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firms

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Master Series and each Portfolio, respectively, with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-888-556-9030 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on September 25, 2008, the Board of Trustees of Institutional Liquidity Trust ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management LLC ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the continuance of the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Money Market Master Series, Prime Master Series, Government Master Series, Treasury Master Series, Government Reserves Master Series, Municipal Master Series and Tax-Exempt Master Series (each, a "Master Series"). Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Treasury Portfolio, Government Reserves Portfolio, Municipal Portfolio and Tax-Exempt Portfolio (each, a "Feeder Portfolio") invests all of its net investable assets in Money Market Master Series, Prime Master Series, Government Master Series, Treasury Master Series, Government Reserves Master Series, Municipal Master Series and Tax-Exempt Master Series respectively. The term "Fund" is used throughout this section to refer to each Feeder Portfolio or its corresponding Master Series, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management.

The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and Lehman Brothers Asset Management have time to respond to any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services provided by Management and Lehman Brothers Asset Management; (2) the performance of each Fund compared to a relevant market index and a peer group of investment companies; (3) the costs of the services provided and profits or losses realized by Management and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund and whether the Agreements were in the best interests of each Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of each Fund and the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

With respect to the performance of each Fund the Board considered the performance of each Fund relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. The Board also considered the previous performance of Management in managing Neuberger Berman Institutional Cash Fund, a former series of Lehman Brothers Income Funds and the predecessor to Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Institutional Liquidity Series, which also invests in Money Market Master Series. The Board also considered performance in relation to the degree of risk undertaken by the portfolio managers.

With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates from their relationship with each Fund. The Board also considered the profitability of Management and its affiliates from their association with the Funds.

The Board reviewed a comparison of each Fund's management fee and overall expense ratio to a peer group of broadly comparable funds. The Board considered the mean and median of the management fees and expense ratios of each peer group. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Funds.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies as the Funds. The Board compared the fees charged to each Fund at various asset levels to the fees charged to any such funds and/or separate accounts. The Board considered the appropriateness and reasonableness of the differences between the fees charged between each Fund and any such funds and/or separate accounts and determined that the differences in fees were consistent with the management and other services provided.

The Board also evaluated any apparent or anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered the relatively low level of the management fee and the contractual and voluntary expense limits for each Fund. With regard to Municipal Master Series and Tax-Exempt Master Series, the Board considered whether each Fund's fee structure provides for a reduction of payments resulting from the use of breakpoints and whether those breakpoints are set at appropriate asset levels.

In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship to each Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to Management's profit or loss on each Fund for a recent period and the trend in profit or loss over recent years. The Board also carefully examined Management's cost allocation methodology and in recent years had an independent consultant review the methodology. It also reviewed an analysis from an independent data service on profitability margins in the investment management industry. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Funds and, based on its review, concluded that Management's level of profitability was not excessive.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the

Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to each Fund; that it retained confidence in Management's and Lehman Brothers Asset Management's capabilities to manage the Funds; that each Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund.

Investment manager: Neuberger Berman Management LLC

Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030
Web site: www.lehman.com/lbilf

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Portfolios. This report is prepared for the general information of shareholders and is not an offer of shares of the Portfolios. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

H0600 11/08

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Institutional Liquidity Trust (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21649 (filed June 5, 2006). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent trustees as defined by Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Only required in an annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

The complete schedule of investments for each series of the Registrant is disclosed in the semi-annual report of Lehman Brothers Institutional Liquidity Funds, a "feeder" fund operating in the master-feeder structure that invests its assets in the Registrant; the schedule of investments is included as Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21649 (filed June 5, 2006).

(a)(2)	The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Institutional Liquidity Trust

By:	/s/ Peter E. Sundman
Peter E. Sundman
Chief Executive Officer

Date: December 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Peter E. Sundman
Peter E. Sundman
Chief Executive Officer

Date: December 4, 2008

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: December 4, 2008